BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF BORROWINGS
	December 31,
	2,021	2,022
	RMB	RMB
Short-term borrowings
– Secured bank loans	5,500	-
Long-term borrowings	8,004	-